Mining Properties (Tables)	12 Months Ended
Dec. 31, 2023
Mining Properties [Abstract]
Schedule of Mining Property’s Balance	The mining property’s balance at December 31, 2023 and December 31, 2022 consists of:
	Rosita Extension $	Total $
Balance, December 31, 2021	-	-
Additions	-	-
Amortization	-	-
Balance, December 31, 2022	-	-
Additions	5,301,820	5,301,820
Amortization	-	-
Balance, December 31, 2023	5,301,820	5,301,820